ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts receivable, net
Accounts receivable	¥ 6,026,840	¥ 11,476,223
Allowance for credit losses	(1,951,419)	(2,151,271)	¥ (1,122,218)	¥ (460,962)
Accounts receivable, net	4,075,421	9,324,952
New home transaction services
Accounts receivable, net
Accounts receivable	5,406,009	11,026,647
Existing home transaction services
Accounts receivable, net
Accounts receivable	385,231	365,961
Home renovation and furnishing
Accounts receivable, net
Accounts receivable	103,641	127
Emerging and other services
Accounts receivable, net
Accounts receivable	¥ 131,959	¥ 83,488